Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited condensed consolidated balance sheet as of September 30, 2024 and the unaudited condensed consolidated statements of operations and comprehensive (loss) income for the six months ended September 30, 2024 and 2023 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended March 31, 2024, which was filed with the SEC on July 30, 2024.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended March 31, 2024. The results of operations for the six months ended September 30, 2024 and 2023 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements include the financial statements of the parent company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U. S. (“U.S. GAAP”) requires the use of estimates and assumptions that affect both the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables arise from the business of dealing in futures or investment securities. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. The balance of receivables from broker-dealers and clearing organizations represents such receivables related to the Company’s customer trading activities and proprietary trading activities.

As of September 30, 2024 and March 31, 2024, receivables from broker-dealers and clearing organizations consisted of the following:

	September 30, 2024	March 31, 2024
	(unaudited)
Receivables from broker-dealers and clearing organizations for futures customer accounts	$10,643,321	$3,739,268
Receivables from broker-dealers and clearing organizations for securities customer accounts	74,563	97,425
Receivables from broker-dealers and clearing organizations for securities proprietary trading	1,931,801	166,289
	$12,649,685	$4,002,982

Receivables from customers

Receivables from customers

Receivables from customers include the trading solution services fees and other amounts due from customers once the transactions have been executed and completed. Receivables from customers are recorded net of allowance for expected credit losses. Revenues earned from the futures brokerage service are included in futures brokerage commission, and revenues earned from trading solution services are included in trading solution services income. The amounts receivable from customers that are determined by management to be uncollectible are recorded as expected credit losses in the consolidated statements of operations. For the six months ended September 30, 2024 and 2023, allowance for expected credit losses were $nil.

Revenue Recognition

Revenue Recognition

a)	Revenue from Contracts with Customers

The Company early adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on April 1, 2018 using the modified retrospective approach. The adoption of this ASC 606 did not have a material impact on the Company’s consolidated financial statements. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information are not disclosed to the third party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service could not be cancelled once it’s executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as trading incentive to certain customer. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customer is accounted for as a variable consideration and determined based on most-likely amount method, which is recognized as a reduction of revenues. For the six months ended September 30, 2024 and 2023, the Company did not offer the volume rebates offered.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through the internally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customer, which provides no incremental benefit to customer beyond permitting the access and use the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate per each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over the time.

Structured note subscription fees

The Company earns subscription service fees from customers by assisting customers to identify and subscribe for structured note products, which is calculated at a fixed percentage of investment amount. The Company identifies a single performance obligation for each subscription service and recognizes subscription fee income when the customers successfully subscribe for the structured note products and underlying contract between the customer and financial institution becomes non-cancellable, which is the point in time when the control of service is completed. The Company recognizes revenue net of discount (if any) on a gross basis as the Company is determined to be the primary obligor in fulfilling the subscription services.

Other service revenues

The Company also provides other financial services including securities brokerage, consulting services, and currency exchange services, and earns securities brokerage commissions, consultancy fee income and other revenues, which are recognized when the service is rendered according to the relevant contracts. For the six months ended September 30, 2024 and 2023, other revenues accounted for 2.1% and 3.4% of total revenues from Contracts with Customers, respectively.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Six Months Ended September 30,
	2024	2023
Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$109,127	$429,708
Commission on futures broking from overseas Exchanges	859,086	1,901,015
	968,213	2,330,723
Trading solution service revenues	429,215	1,691,441
Other service revenues	38,534	239,503
	$1,435,962	$4,261,667
b)	Trading gains, interest income and other

Trading gains and losses, interest income from loan business and other interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the (1) investment in OTC derivative business. The Company subscribed for 50% of the structured note portfolio. According to the agreements among the Company and other holders of structured notes, (i) in the event the portfolio makes gains and declares distribution of dividends from the portfolio, the Company is entitled to 20% of dividends, (ii) in the event the portfolio suffers losses, the other 50% holders of structured notes shall bear the losses until the net assets of the portfolio reached 55% of total subscription amount, and (iii) in the event the net assets of portfolio is below 55% of subscription amount, the portfolio is terminated, (2) US common stocks, which are included in Securities owned, at fair value, and (3) foreign exchange forward purchased on the investment accounts in JP Morgan.

For the six months ended September 30, 2024, the Company provided the loan business to third party customers. The business was approved by Hong Kong Licensing Court under the Money Lenders Ordinance. The Company disbursed loans to customers for a fixed period and charged interests from the customers. The principal and interest are repayable upon the maturity of the loans.

Interest and other income primarily consist of interests earned on bank deposit.

Translation of foreign currencies

Translation of foreign currencies

The functional currencies are the U.S. dollar for the Company’s Cayman Islands operations, Hong Kong dollar for Hong Kong subsidiaries’ operations, Australian dollar for Australian subsidiaries’ operations, and Singapore dollar for Singapore subsidiaries’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive (loss) income. Gains or losses resulting from foreign currency transactions are included in net income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	March 31, 2024
HKD exchange rate for balance sheet items, except for equity accounts	7.7693	7.8259
AUD exchange rate for balance sheet items, except for equity accounts	1.4422	1.5328
SGD exchange rate for balance sheet items, except for equity accounts	1.2831	1.3475
	For the Six Months Ended September 30,
	2024	2023
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8084	7.8317
AUD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.5051	N/A
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3362	1.3443

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets included (i) money market funds which was included in cash and cash equivalents, (ii) US treasury notes which were recorded in the account of available-for-sale investment and (iii) securities owned, at fair value.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments. As of September 30, 2024 and March 31, 2024 and for the six months ended September 30, 2024, foreign currency forward contracts were categorized in Level 2 of the fair value hierarchy.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 11).

As of September 30, 2024 and March 31, 2024, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, securities owned, at fair value, payables to customers and payables to holders of structured notes. The carrying amount of cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, payables to customers and payables to holders of structured notes approximate their fair values because of the short-term nature of these instruments. Securities owned, at fair value as of September 30, 2024 and March 31, 2024, mainly consist of common stock investments and are based upon quoted market price.

Concentration

Concentration

For the six months ended September 30, 2024, one customer accounted for approximately 35% of total revenue. For the six months ended September 30, 2023, one customer accounted for approximately 15% of total revenue.

For the six months ended September 30, 2024, two brokers accounted for approximately 81% and 16% of the total commission expenses. For the six months ended September 30, 2023, two brokers accounted for approximately 71%, and 22% of the total commission expenses.

As of September 30, 2024, the payable balance due to four customers accounted for approximately 63%, 11%, 7% and 5% of the total balance of payable to customers. As of March 31, 2024, the payable balance due to four customers accounted for approximately 24%, 22%, 13%, and 13% of the total balance of payable to customers.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of income and cash flows.